Warrant plans (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2010	Dec. 31, 2016 EquityInstruments € / shares
Warrant Plans
Percentage of warrants vested for directors	0.027%
Vesting period for directors	36 months
Exercise Price | € / shares	€ 70.09	€ 53.30	€ 39.32		€ 27.1
Outstanding at the beginning of the year	4,626,782	3,970,807	3,466,407
Granted during the period	1,699,690	1,235,245	873,000
Exercised during the period	(754,605)	(567,270)	(368,200)
Forfeited during the year	(30,750)	(12,000)
Expired during the year			(400)
Outstanding at the end of the year	5,541,117	4,626,782	3,970,807
Exercisable	1,139,682	882,734	763,344		669,704
2006 BNL allocated on December 2007
Warrant Plans
Exercise Price | € / shares	€ 7.12
Outstanding at the beginning of the year	1,050
Outstanding at the end of the year	1,050	1,050
Exercisable	1,050
2007 allocated on June 2007
Warrant Plans
Exercise Price | € / shares	€ 8.65
Outstanding at the beginning of the year	29,374
Exercised during the period	(29,374)
Outstanding at the end of the year		29,374
2007 RMV allocated on October 2007
Warrant Plans
Exercise Price | € / shares	€ 8.65
Outstanding at the beginning of the year	24,550
Exercised during the period	(9,570)
Outstanding at the end of the year	14,980	24,550
Exercisable	14,980
2008 allocated on June 2008
Warrant Plans
Exercise Price | € / shares	€ 5.60
Outstanding at the beginning of the year	77,100
Exercised during the period	(75,735)
Outstanding at the end of the year	1,365	77,100
Exercisable	1,365
2011 allocated on May 2011
Warrant Plans
Exercise Price | € / shares	€ 9.95
Outstanding at the beginning of the year	37,500
Exercised during the period	(37,500)
Outstanding at the end of the year		37,500
2012 allocated on September 2012
Warrant Plans
Exercise Price | € / shares	€ 14.19
Outstanding at the beginning of the year	110,040
Exercised during the period	(30,000)
Outstanding at the end of the year	80,040	110,040
Exercisable	80,040
2013 allocated on May 2013
Warrant Plans
Exercise Price | € / shares	€ 19.38
Outstanding at the beginning of the year	195,560
Exercised during the period	(75,126)
Outstanding at the end of the year	120,434	195,560
Exercisable	120,434
2014 allocated on July 2014
Warrant Plans
Exercise Price | € / shares	€ 14.54
Outstanding at the beginning of the year	347,560
Exercised during the period	(95,220)
Outstanding at the end of the year	252,340	347,560
Exercisable	252,340
2014 (B) allocated on October 2014
Warrant Plans
Exercise Price | € / shares	€ 11.93
Outstanding at the beginning of the year	60,000
Exercised during the period	(60,000)
Outstanding at the end of the year		60,000
2015 allocated on April 2015
Warrant Plans
Exercise Price | € / shares	€ 28.75
Outstanding at the beginning of the year	515,053
Exercised during the period	(232,580)
Outstanding at the end of the year	282,473	515,053
Exercisable	282,473
2015 (B) allocated on December 2015
Warrant Plans
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	399,000
Exercised during the period	(69,500)
Outstanding at the end of the year	329,500	399,000
Exercisable	329,500
2015 RMV allocated on December 2015
Warrant Plans
Exercise Price | € / shares	€ 49.00
Outstanding at the beginning of the year	97,500
Exercised during the period	(40,000)
Outstanding at the end of the year	57,500	97,500
Exercisable	57,500
2016 allocated on June 2016
Warrant Plans
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	504,250
Outstanding at the end of the year	504,250	504,250
2016 RMV allocated on June 2016
Warrant Plans
Exercise Price | € / shares	€ 46.10
Outstanding at the beginning of the year	120,000
Outstanding at the end of the year	120,000	120,000
2016 (B) allocated on January 2017
Warrant Plans
Exercise Price | € / shares	€ 62.50
Outstanding at the beginning of the year	150,000
Outstanding at the end of the year	150,000	150,000
2017 allocated on May 2017
Warrant Plans
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	595,500
Outstanding at the end of the year	595,500	595,500
2017 RMV allocated on May 2017
Warrant Plans
Exercise Price | € / shares	€ 80.57
Outstanding at the beginning of the year	127,500
Outstanding at the end of the year	127,500	127,500
2018 allocated on April 2018
Warrant Plans
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	1,097,745
Forfeited during the year	(12,500)
Outstanding at the end of the year	1,085,245	1,097,745
2018 RMV allocated on April 2018
Warrant Plans
Exercise Price | € / shares	€ 79.88
Outstanding at the beginning of the year	137,500
Outstanding at the end of the year	137,500	137,500
2019 allocated on April 2019
Warrant Plans
Exercise Price | € / shares	€ 95.11
Granted during the period	1,504,940
Forfeited during the year	(18,250)
Outstanding at the end of the year	1,486,690
2019 RMV allocated on April 2019
Warrant Plans
Exercise Price | € / shares	€ 95.11
Granted during the period	194,750
Outstanding at the end of the year	194,750
Warrants vested on date of grant
Warrant Plans
Percentage of warrants vested for directors				10.00%
Warrants vested on first anniversary
Warrant Plans
Percentage of warrants vested for directors				10.00%
Warrants vested on second anniversary
Warrant Plans
Percentage of warrants vested for directors				20.00%
Warrants vested on third anniversary
Warrant Plans
Percentage of warrants vested for directors				20.00%
Warrants vested on end of third calendar year
Warrant Plans
Percentage of warrants vested for directors				40.00%